Document and Entity Information - USD ($)	12 Months Ended
	Feb. 24, 2018	May 11, 2018	Sep. 09, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	Albertsons Companies, Inc.
Entity Central Index Key	0001646972
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--02-24
Document Fiscal Year Focus	2017
Document Type	S-4/A
Document Fiscal Period Focus	FY
Document Period End Date	Feb. 24, 2018
Amendment Flag	true
Amendment Description	Updated financial information
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Common Stock, Shares Outstanding		279,654,028
Entity Public Float			$ 0